Aptus Defined Risk ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 89.6% (a)
	Investment Grade Corporate Bonds — 89.6%
803,918	Invesco BulletShares 2025 Corporate Bond ETF	$16,464,241
2,328,486	Invesco BulletShares 2026 Corporate Bond ETF	44,939,779
1,116,825	Invesco BulletShares 2028 Corporate Bond ETF	22,604,538
1,018,104	Invesco BulletShares 2029 Corporate Bond ETF (b)	18,804,381
1,582,496	Invesco BulletShares 2030 Corporate Bond ETF (b)	26,167,996
1,151,440	Invesco BulletShares 2031 Corporate Bond ETF (b)	18,733,929
1,484,756	iShares iBonds Dec 2027 Term Corporate ETF (b)	35,648,991
2,176,271	iShares iBonds Dec 2028 Term Corporate ETF (b)	54,667,927
1,510,194	iShares iBonds Dec 2029 Term Corporate ETF (b)	34,809,972
1,237,966	iShares iBonds Dec 2030 Term Corporate ETF (b)	26,801,964
1,262,067	iShares iBonds Dec 2031 Term Corporate ETF (b)	26,137,408
583,321	iShares iBonds Dec 2032 Term Corporate ETF (b)	14,653,024
		340,434,150
	TOTAL EXCHANGE-TRADED FUNDS (Cost $339,235,593)	340,434,150

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 3.6%
	Call Options — 2.7%
10,000	Abbott Laboratories, Expiration: 04/19/2024, Exercise Price: $120.00	$113,150,000	1,320,000
15,500	Merck & Company, Inc., Expiration: 04/19/2024, Exercise Price: $130.00	187,209,000	1,666,250
10,000	Oracle Corporation, Expiration: 03/15/2024, Exercise Price: $140.00 (d)	111,700,000	215,000
1,250	S&P 500 Index, Expiration: 03/15/2024, Exercise Price: $5,000.00	605,706,250	3,412,500
12,000	Schlumberger NV, Expiration: 05/17/2024, Exercise Price: $55.00	58,440,000	1,476,000
4,300	Walt Disney Company, Expiration: 06/21/2024, Exercise Price: $100.00	41,301,500	2,418,750
			10,508,500
	Put Options — 0.9%
500	S&P 500 Index, Expiration: 03/15/2024, Exercise Price: $4,850.00	242,282,500	3,515,000
	TOTAL PURCHASED OPTIONS (Cost $13,475,018)		14,023,500
Shares
	SHORT-TERM INVESTMENTS — 1.2%
4,447,546	First American Treasury Obligations Fund - Class X, 5.25% (e)		4,447,546
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,447,546)		4,447,546

	TOTAL INVESTMENTS (Cost $357,158,157) — 94.4%		358,905,196
	Other Assets in Excess of Liabilities — 5.6%		21,148,850
	NET ASSETS — 100.0%		$380,054,046

Percentages are stated as a percent of net assets.

(a) The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b) Affiliated Exchange-Traded Fund during the period.
(c) Exchange traded.
(d) Security is held in connection with written options, see Schedule of Written Options for more details.
(e) Rate shown is the annualized seven-day yield as of January 31, 2024.

Aptus Defined Risk ETF
Schedule of Written Options
January 31, 2024 (Unaudited)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) - (0.0)%(b)
	Call Options — (0.0)%(b)
(10,000)	Oracle Corporation, Expiration: 03/15/2024, Exercise Price: $150.00	$(111,700,000)	$(90,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $87,875)		$(90,000)

	Percentages are stated as a percent of net assets. (a) Exchange traded. (b) Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Aptus Defined Risk ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Exchange-Traded Funds	$340,434,150	$–	$–	$340,434,150
Purchased Options	–	14,023,500	–	14,023,500
Short-Term Investments	4,447,546	–	–	4,447,546
Total Investments in Securities	$344,881,696	$14,023,500	$–	$358,905,196
Liabilities(a)
Written Options	$–	$90,000	$–	$90,000
Total Investments in Securities	$–	$90,000	$–	$90,000

(a) See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Aptus Defined Risk ETF
					Change in
					Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	4/30/2023	at Cost	from Sales	Gain (Loss)	(Depreciation)	1/31/2024
Invesco BulletShares 2029 Corporate Bond ETF*	$27,573,140	$9,437,668	$(17,921,609)	$(48,213)	$(236,605)	$18,804,381
Invesco BulletShares 2030 Corporate Bond ETF*	28,980,629	15,578,311	(18,303,680)	78,995	(166,259)	26,167,996
Invesco BulletShares 2031 Corporate Bond ETF	22,149,049	9,461,104	(12,866,710)	135,439	(144,953)	18,733,929
iShares iBonds Dec 2027 Term Corporate ETF*	100,888,345	20,453,073	(84,664,866)	(4,497,737)	3,470,176	35,648,991
iShares iBonds Dec 2028 Term Corporate ETF*	101,347,100	7,349,261	(53,093,830)	(1,681,960)	747,356	54,667,927
iShares iBonds Dec 2029 Term Corporate ETF*	54,988,747	8,326,595	(28,196,617)	(740,783)	432,030	34,809,972
iShares iBonds Dec 2030 Term Corporate ETF*	40,994,655	7,258,953	(21,075,237)	(266,890)	(109,517)	26,801,964
iShares iBonds Dec 2031 Term Corporate ETF*	34,187,354	30,059,054	(38,092,284)	422,835	(439,551)	26,137,408
iShares iBonds Dec 2032 Term Corporate ETF*	-	58,246,084	(44,198,944)	202,154	403,730	14,653,024
iShares iBonds Dec 2033 Term Corporate ETF*	-	8,159,525	(8,781,180)	621,655	-	-
	$411,109,019			$(5,774,505)	$3,956,407	$256,425,592	**

* As of January 31, 2024, no longer considered to be an affiliate of the Fund.
** Value of affiliates as of January 31, 2024 was $18,733,929.